Cover	Nov. 05, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 7, 2024, Vivakor, Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8-K”) regarding the funding of a loan under a Loan and Security Agreement with Cedarview Opportunities Master Fund LP, as the lender (the “Lender”); and Cedarview Capital Management, LLC, as the agent (the “Agent”) dated October 31, 2024 (the “Loan Agreement”). The Company is filing this First Amended Form 8-K/A to correct certain errors in the Original Form 8-K, primarily: (i) since the first loan amounts were actually funded by the Lender on November 5, 2024, this date was the trigger date for the Form 8-K as it is when the Company first became materially obligated under the Loan Agreement, (ii) change “Closing Date” to “Funding Dates” for the dates the funds were received from the Lender, (iii) file certain exhibits to the Loan Agreement as separate exhibits, and (iv) correct certain errors in the Original Form 8-K.
Document Period End Date	Nov. 05, 2024
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false